EXCHANGEABLE SHARES, CLASS B SHARES AND CLASS C SHARES - Narrative (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares
Number of classes of units	1
Par value per share (in USD per share) | $ / shares	$ 20.58
Distributions to exchangeable shareholders | $	$ 18	$ 14
Exchangeable Shares
Number of classes of units	73,000,000
Shares exchanged to LP Units (in shares)	1,135	52,500